Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Gladstone Investment Corporation

1521 Westbranch Drive, Suite 100

McLean, Virginia 22102

under the

Investment Company Act of 1940

Investment Company Act File No. 817-01306

The undersigned, Gladstone Investment Corporation (the “Fund”), is a closed-end, management investment company that has elected to be regulated as a business development company. The Fund hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, and provides the information set forth below that is required by Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission fewer than 30 days prior to the date set for the redemption pursuant to permission granted by the Commission staff.

(1)	Title of the class of securities of the Fund to be redeemed:

6.75% Series B Cumulative Term Preferred Stock (CUSIP #376546 305)

Liquidation Preference: $25.00 per share

6.50% Series C Cumulative Term Preferred Stock (CUSIP #376546 404)

Liquidation Preference: $25.00 per share

(2)	The Fund intends for the securities to be called or redeemed no earlier than on the following date:

August 31, 2018

Such a voluntary redemption will be contingent upon the Fund’s successful completion of a public offering on or prior to August 31, 2018 of its newly designated 6.375% Series E Cumulative Term Preferred Stock due 2025 in an amount, plus borrowings under the Fund’s credit facility, sufficient to fully redeem the 6.75% Series B Cumulative Term Preferred Stock and the 6.50% Series C Cumulative Term Preferred Stock, and the Fund reserves the right to postpone or cancel any such voluntary redemption in its sole discretion.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The shares of the 6.75% Series B Cumulative Term Preferred Stock and the 6.50% Series C Cumulative Term Preferred Stock, are being redeemed pursuant to Section 2.5(c) of the Gladstone Investment Corporation Certificate of Designation of 6.75% Series B Cumulative Term Preferred Stock, as amended, and Gladstone Investment Corporation Certificate of Designation of 6.50% Series C Cumulative Term Preferred Stock.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem all of the outstanding 6.75% Series B Cumulative Term Preferred Stock and the 6.50% Series C Cumulative Term Preferred Stock.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 15th day of August, 2018.

GLADSTONE INVESTMENT CORPORATION

By:	/s/ David Gladstone
Name:	David Gladstone
Title:	Chairman & Chief Executive Officer